Share-Based Payment (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) [Line Items]
Exercised period	5 years
Restricted stock per unit (in Dollars per share)	$ 4.05
Weighted average contractual life of the stock option	4 years 3 months 18 days	4 years
Board of Directors [Member]
Share-Based Payment (Details) [Line Items]
Stock option grants to purchase (in Shares)	10,775,000
Restricted stock units (in Shares)	200,000